Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,820,000.00
Total Fee Amount	2,738.00
Total Offset Amount	0.00
Net Fee	$ 2,738.00
Offering Table N/A
Offset Table N/A	N/A